Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Subsequent events
11 Subsequent events
The Company has evaluated its subsequent events from September 30, 2024, through the date these condensed consolidated interim financial statements were issued and has determined that there are no subsequent events requiring disclosure in these condensed consolidated interim financial statements other than the items noted below.
Amendment to Hoffman Employment Agreement
Robert E. Hoffman, former Chief Executive Officer and Interim Chief Financial Officer of the Company, and the Company are parties to a certain Executive Employment Agreement dated November 8, 2021 (the “Hoffman Employment Agreement”). On October 4, 2024, the Company and Mr. Hoffman entered into an amendment to the Hoffman Employment Agreement (the “Hoffman Amendment”). Pursuant to the Hoffman Amendment, all outstanding stock options previously granted to Mr. Hoffman by the Company vested in full on October 4, 2024 in exchange for Mr. Hoffman agreeing to extend the non-competition
restrictions of the Hoffman Employment Agreement for a period of twelve months following the date that his employment terminates with the Company.
Merger with TuHURA Biosciences, Inc.
On October 4, 2024, at the Company’s Special Meeting of Stockholders, the Company’s stockholders approved the requisite proposals to effect the completion of the Merger pursuant to the Merger Agreement, whereby Merger Sub merged with and into TuHURA, with TuHURA surviving the Merger and becoming direct, wholly owned subsidiary of the Company. Effective at 12:01 a.m. Eastern Time on October 18, 2024, the Company effected the Reverse Stock Split, whereby every 35 shares of issued and outstanding common stock were converted into one share of common stock. Any fractional shares of common stock resulting from the Reverse Stock Split were rounded up to the nearest whole post-Reverse Stock Split share. The Reverse Stock Split did not change the par value of the Company’s common stock or the amount of authorized common stock. Effective at 12:03 a.m. Eastern Time on October 18, 2024, the Company completed the Merger, and effective at 12:04 a.m. Eastern Time on October 18, 2024, the Company changed its name to “TuHURA Biosciences, Inc.”

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (i) each then-outstanding share of TuHURA common stock, par value $0.001 per share (the “TuHURA Common Stock”) (other than any shares held in treasury and Dissenting Shares (as defined in the Merger Agreement)) were converted into shares of the Company’s common stock equal to an exchange ratio of 0.1789 (after giving effect to the Reverse Stock Split), (ii) each then-outstanding TuHURA stock option were assumed and converted into an option to purchase shares of the Company’s common stock, subject to certain adjustments as set forth in the Merger Agreement, and (iii) each then-outstanding warrant to purchase shares of TuHURA Common Stock”) was assumed and converted into and exchangeable for a warrant of like tenor entitling the holder to purchase shares of the Company’s common stock, subject to certain adjustments as set forth in the Merger Agreement. Existing Company stockholders received one CVR for each share of common stock held by such stockholder (or, in the case of warrants, each share of common stock of the Company for which such warrant is exercisable into), entitling them to receive, in the aggregate, approximately 1,539,918 shares of the Company’s common stock (collectively, the “CVR Shares”) upon achievement of enrollment of a minimum of 10 patients in the
REM-001
clinical trial, with such patients each completing 8 weeks of follow-up
on or before December 31, 2025 (the “Milestone”).
Immediately following the Merger, TuHURA stockholders as of immediately prior to the Merger owned, in aggregate and on a fully-diluted basis, approximately 97.15% of the Company (or 94.55% of the Company after giving effect to the issuance of the CVR Shares assuming the Milestone has been achieved) and Company securityholders as of immediately prior to the Merger owned, in aggregate and on a fully-diluted basis, approximately 2.85% of the Company (or 5.45% of the Company after giving effect to the issuance of the CVR Shares assuming the Milestone has been achieved).
On October 18, 2024, effective immediately prior to the consummation of the Merger, the Company completed a
1-for-35
reverse stock split (the “2024 Reverse Stock Split”) of its issued and outstanding common stock in connection with the Merger Agreement with TuHURA. As a result of the 2024 Reverse Stock Split, every 35 shares of issued and outstanding common stock were converted into one share of common stock. Any fractional shares of common stock resulting from the 2024 Reverse Stock Split were rounded up to the nearest whole post-2024 Reverse Stock Split share. The 2024 Reverse Stock Split did not change the par value of the Company’s common stock or the amount of authorized common stock. All outstanding securities entitling their holders to acquire shares of common stock were adjusted as a result of the 2024 Reverse Stock Split. All common share and per share data are retrospectively restated to give effect to the 2024 Reverse Stock Split for all periods presented herein.

13. Subsequent events
The Company has evaluated its subsequent events from June 30, 2024, through the date these consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these consolidated financial statements other than the items noted below.
Series C Preferred Stock
On August 19, 2024, the Company recorded the common stock dividend on its Series C Preferred Stock as well as the Series C Agent Warrants. The common stock dividend corresponds to the 25% dividend payable on the fourth anniversary of the initial closing of the Series C Preferred Stock which occurred on August 19, 2020. The 25% stock dividend was payable on August 19, 2024, to the holders of the Series C Preferred Stock on that date. The 25% dividend is not payable on Series C Preferred Stock or Series C Agent Warrants that were converted, or exercised, prior to August 19, 2024. The dividend resulted in 59 shares of common stock being issued to the Series C Preferred Stockholders. In addition, on August 19, 2024, the Company issued 235 shares of common stock to the holders of the Series C Preferred Stock upon the automatic conversion of the outstanding Series C Preferred Stock. On August 19, 2024, the Series C Agent Warrants expired unexercised.
Amendment to Hoffman Employment Agreement
Robert E. Hoffman, Chief Executive Officer and Interim Chief Financial Officer of the Company, and the Company are parties to a certain Executive Employment Agreement dated November 8, 2021 (the “Hoffman Employment Agreement”). On October 4, 2024, the Company and Mr. Hoffman entered into an amendment to the Hoffman Employment Agreement (the “Amendment to the Hoffman Employment Agreement”). Pursuant to the Amendment to the Hoffman Employment Agreement, all outstanding stock options previously granted to Mr. Hoffman by the Company vested in full on October 4, 2024 in exchange for Mr. Hoffman agreeing to extend the non-competition
restrictions of the Hoffman Employment Agreement for a period of twelve months following the date that his employment terminates with the Company.
Proposed Merger
On October 4, 2024, at the Company’s Special Meeting of Stockholders, the Company’s stockholders approved the requisite proposals to effect the completion of the proposed Merger with TuHURA. The proposed Merger is expected to be consummated in mid-October
2024, subject to regulatory approval and the satisfaction of the remaining closing conditions under the Merger Agreement.

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Subsequent events
Note 11—Subsequent events
Subsequent events –
The Company has evaluated subsequent events through November 14, 2024 in connection with the preparation of these financial statements, which is the date the financial statements were available to be issued.

Exercise of extension rights and program expenses with Kineta
In October 2024, the Company made additional payments of $300,000 to exercise its extension rights with Kineta under the Exclusivity Agreement. Although the exclusivity right under the Exclusivity Agreement terminated in October, the Company is currently still collaborating with Kineta on Kineta’s ongoing Phase 1 clinical program in patients with advanced solid tumor cancer.
Merger with Kintara Therapeutics, Inc.
On October 18, 2024, the Company completed the transactions contemplated by the Merger Agreement with Kintara. Pursuant to the Merger Agreement, Merger Sub merged with and into the Company, with the Company surviving as a direct wholly owned subsidiary of Kintara and the surviving corporation of the Merger. In connection with the completion of the Merger, effective at 12:01 a.m. Eastern Time on October 18, 2024, Kintara effected a
1-for-35
reverse stock split of its common stock (the “Reverse Stock Split”). Effective at 12:03 a.m. Eastern Time on October 18, 2024, the Company completed the Merger, and effective at 12:04 a.m. Eastern Time on October 18, 2024, Kintara changed its name to “TuHURA Biosciences, Inc.”
Under the terms of the Merger, immediately prior to the effective time of the Merger, shares of the Company’s preferred stock were converted into shares of Company common stock and all of the Notes issued by the Company were converted into shares of Company common stock pursuant to the terms therein. At the effective time of the Merger, (i) Kintara issued an aggregate of approximately 40,441,605 shares of its common stock to Company stockholders, based on an exchange ratio of 0.1789 (after giving effect to the Reverse Stock Split) shares of Kintara’s common stock for each share of Company common stock outstanding immediately prior to the Merger, (ii) each then-outstanding Company stock option was assumed and converted into an option to purchase shares of Kintara common stock subject to certain adjustments based on the exchange ratio as set forth in the Merger Agreement, and (iii) each then-outstanding warrant to purchase shares of Company Common Stock was assumed and converted into and exchangeable based on the exchange ratio for a warrant of like tenor entitling the holder to purchase shares of Kintara common stock
The issuance of the shares of Kintara’s common stock to the former stockholders of the Company was registered with the SEC on the Kintara’s Registration Statement on Form
S-4
(File
No. 333-279368),
as amended.
The shares of Kintara’s common stock listed on the Nasdaq Capital Market, previously trading through the close of business on Thursday, October 17, 2024 under the ticker symbol “KTRA,” commenced trading on the Nasdaq Capital Market on a post-Reverse Stock Split adjusted basis and post-Merger basis under the ticker symbol “HURA” on Friday, October 18, 2024. The Company’s common stock is represented by a new CUSIP number, 898920 103.
In connection with the Merger, Kintara entered into a Contingent Value Rights Agreement (the “CVR Agreement”) with the Rights Agent, pursuant to which the Kintara common stockholders and Kintara common stock warrant holders of record as of immediately prior to the consummation of the Merger and Reverse Stock Split received one contingent value right (“CVR”) for each outstanding share of common stock of Kintara held by such stockholder (or, in the case of warrants, each share of common stock of Kintara for which such warrant is exercisable into). Pursuant to the CVR Agreement, upon the achievement of the Milestone (as defined below), the holders of CVRs are entitled, in aggregate, to receive approximately 1,539,918 shares (post-split basis) of common stock of Kintara (which gives effect to the Reverse Stock Split) (collectively, the “CVR Shares”). Each CVR shall entitle the holder thereof to receive its portion of the CVR Shares if Kintara (i) enrolls a minimum of ten cutaneous metastatic breast cancer patients in a study to determine whether a dose of
REM-001
lower than
1.2 mg/kg elicits a treatment effect similar to that seen in prior studies of
REM-001
at the 1.2 mg/kg dose and (ii) such patients enrolled in the study complete eight weeks of follow-up,
in each case, on or before December 31, 2025 (the “Milestone”). The payment date for the CVR Shares will be within 10 business days after the Rights Agent receives the CVR Shares as the payment for achievement of the Milestone. In the event that the Milestone is not achieved, holders of the CVRs will not receive any CVR Shares pursuant to the CVR Agreement. There can be no assurances that any holders of CVRs will receive any CVR Shares with respect thereto. Some CVR Shares that would otherwise be received may be withheld on account of taxes if the Company or the applicable withholding agent determines that tax withholding is required in connection with the delivery of CVR Shares or that there was a failure to withhold adequately in respect of the distribution of the CVRs.

Note 13—Subsequent events
Subsequent Events
– The Company has evaluated subsequent
events
through April 1, 2024 in
connection
with the preparation of these financial statements, which is the date the financial statements were available to be issued.
Convertible promissory notes
On March, 21, 2024, the Company amended the terms in the event that the Company enters into definitive merger agreement on or before May 15, 2024, for a reverse merger transaction with a publicly listed company. The notes will then, immediately prior to the closing of such reverse merger transaction, convert automatically into a number of shares of common stock of the applicable public company, equal to the Conversion Amount divided by Sixty Eight Cents ($0.68) (which shall be subject to adjustment for any stock splits, reverse stock split, or the like occurring after the issuance of the Notes and before the conversion of the Notes).
Extension of office space lease
On March 22, 2024, The Company entered into a
25-month
office lease extension commencing March 1, 2024 with total fixed monthly lease payments of approximately $14,000. The lease extension is for office space where the Company is currently located in Tampa, Florida.